[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

July 21, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Investment Trust V

                                                             File Nos. 333-138592 and 811-21979

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust V (the “Registrant”), we are transmitting Post-Effective Amendment No. 46 and Amendment No. 47 to the Registration Statement on Form N-1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Preferred Securities and Income Fund, a series of the Registrant, (the “Fund”) and is being filed pursuant to Rule 485(a) under the Securities Act. The Registrant is requesting selective review of this Amendment by the staff of the Securities and Exchange Commission (the “Staff”) due to: 1) revisions relating to changing the name from Nuveen Preferred Securities Fund to Nuveen Preferred Securities and Income Fund; 2) the classification of contingent capital securities as income producing securities that are not preferred securities; 3) the deletion of the investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended; and 4) the addition of a revised investment policy relating to the prior three changes regarding at least 80% of the sum of the Fund’s net assets and the amount of any borrowings for investment purposes. The Amendment has some additional revisions that do not require a review by the Staff.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Registrant respectfully requests selective review of this Amendment. This selective review request is made because the prospectus and statement of additional information, other than those sections relating to the above revisions, are identical or substantially similar to those found in prior filings of the Registrant. The Staff reviewed the Fund’s prospectus and statement of additional information in the Registrant’s Post-Effective Amendment No. 34 filed on April 29, 2016 (Post-Effective Amendment No. 37, filed on June 30, 2016, addressed the comments of the Staff). We have relied on the prospectus and statement of additional information contained in the Registrant’s Post-Effective Amendment No. 44, filed on January 27, 2017, when drafting the prospectus and statement of additional information contained in the Amendment. The prospectus and statement of additional information contained in the Registrant’s Post-Effective Amendment No. 44 used the prospectus and statement of additional information contained in the Registrant’s Post-Effective Amendment No. 37 as a base for the filing.

Should you have any questions or require further information with respect to this Amendment or the filing we have relied upon as precedent for and consider substantially similar to the Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures